Financial Instruments - Summary of Group's Remaining Contractual Maturity for its Financial Instrument Liabilities (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Trade payables	$ 2,101	$ 580	$ 174
Other payables	1,455	1,796	745
Total non-derivatives	3,556	2,376	919
1 Year or Less [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Trade payables	2,101	580	174
Other payables	1,455	1,796	745
Total non-derivatives	$ 3,556	$ 2,376	$ 919